Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss	The charge for the year arising from share-based payment schemes was as follows:

	2024	2023
	$m	$m
Deferred Bonus Plan	20.0	13.8
Retention Long Term Incentive Plan	4.0	4.5
Annual Long Term Incentive Plan	4.6	2.0
All Employee Plan	0.6	—
Non-Executive Directors' Plan	0.4	—
Total equity-settled share-based payments	29.6	20.3

Disclosure of number and weighted average exercise prices of share options	Movement on share awards

	2024	2023
	Number	Number
Outstanding at the beginning of the year	8,621,240	5,835,142
Reverse Share Split	(4,316,287)	0
Granted during the year	2,256,357	3,067,596
Vested during the year	(496,240)	(281,498)
Forfeited during the year	(17,241)	—
Outstanding at the end of the year	6,047,829	8,621,240
Weighted average fair value of awards granted ($)	18.5	6.8
In connection with the IPO, steps were taken to reorganise share capital resulting in the reverse share split. Further detail is provided in note 28 'Share Capital'.